Supplemental Information - Supplemental Information of Cash Flow (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Operating activities:
Net income (loss)	$ 1,099		$ 290	[1],[2]	$ (261)	[2]
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization expense, net of assets under operating lease and assets sold under buy-back commitments	703		725	[1]	716
Depreciation and amortization expense of assets under operating lease and assets sold under buy-back commitments	634		625	[1]	545
(Gain) loss from disposal of assets	2		0	[1]	3
Loss on repurchase of Notes	22		64	[1]	60
Undistributed income (loss) of unconsolidated subsidiaries	(3)		(39)	[1]	5
Other non-cash items	158		275	[1]	195
Changes in operating assets and liabilities:
Provisions	(48)		218	[1]	6
Deferred income taxes	48		124	[1]	64
Trade and financing receivables related to sales, net	(180)		(659)	[1]	(92)
Inventories, net	112		682	[1]	769
Trade payables	280		344	[1]	96
Other assets and liabilities	(273)		216	[1]	662
Net cash provided by operating activities	2,554		2,865	[1]	2,768
Investing activities:
Additions to retail receivables	(4,269)		(4,078)	[1]	(3,951)
Collections of retail receivables	4,016		4,384	[1]	4,569
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments	7		17	[1]	12
Expenditures for property, plant and equipment and intangible assets, net of assets under operating lease and sold under buy-back commitments	(558)		(492)	[1]	(503)
Expenditures for assets under operating lease and assets sold under buy-back commitments	(1,344)		(1,743)	[1]	(1,631)
Other	228		43	[1]	(152)
Net cash used in investing activities	(1,920)		(1,869)	[1]	(1,656)
Financing activities:
Proceeds from long-term debt	16,211		15,896	[1]	12,629
Payments of long-term debt	(16,921)		(16,802)	[1]	(13,770)
Net increase (decrease) in other financial liabilities	386		54	[1]	(132)
Dividends paid	(243)		(168)	[1]	(207)
Other	(156)		(25)	[1]	(58)
Net cash used in financing activities	(723)		(1,045)	[1]	(1,538)
Effect of foreign exchange rate changes on cash and cash equivalents	(308)		395	[1]	(31)
Increase (decrease) in cash and cash equivalents	(397)		346	[1]	(457)
Cash and cash equivalents, beginning of year	6,200	[1]	5,854	[1]	6,311
Cash and cash equivalents, end of year	5,803		6,200	[1]	5,854	[1]
Industrial Activities
Operating activities:
Net income (loss)	1,099		290		(261)
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization expense, net of assets under operating lease and assets sold under buy-back commitments	699		720		710
Depreciation and amortization expense of assets under operating lease and assets sold under buy-back commitments	387		328		284
(Gain) loss from disposal of assets	2		0		3
Loss on repurchase of Notes	22		56		60
Undistributed income (loss) of unconsolidated subsidiaries	(93)		(107)		37
Other non-cash items	111		188		73
Changes in operating assets and liabilities:
Provisions	(54)		224		2
Deferred income taxes	10		219		42
Trade and financing receivables related to sales, net	35		147		(7)
Inventories, net	(396)		207		378
Trade payables	280		359		121
Other assets and liabilities	(319)		160		506
Net cash provided by operating activities	1,783		2,791		1,948
Investing activities:
Additions to retail receivables	0		0		0
Collections of retail receivables	0		0		0
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments	7		17		12
Expenditures for property, plant and equipment and intangible assets, net of assets under operating lease and sold under buy-back commitments	(550)		(488)		(501)
Expenditures for assets under operating lease and assets sold under buy-back commitments	(625)		(1,079)		(884)
Other	720		(275)		385
Net cash used in investing activities	(448)		(1,825)		(988)
Financing activities:
Proceeds from long-term debt	629		2,006		1,754
Payments of long-term debt	(1,684)		(2,580)		(2,085)
Net increase (decrease) in other financial liabilities	27		(308)		(219)
Dividends paid	(243)		(168)		(207)
Other	(156)		(25)		(58)
Net cash used in financing activities	(1,427)		(1,075)		(815)
Effect of foreign exchange rate changes on cash and cash equivalents	(256)		361		(62)
Increase (decrease) in cash and cash equivalents	(348)		252		83
Cash and cash equivalents, beginning of year	4,901		4,649		4,566
Cash and cash equivalents, end of year	4,553		4,901		4,649
Financial services
Operating activities:
Net income (loss)	385		452		334
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization expense, net of assets under operating lease and assets sold under buy-back commitments	4		5		6
Depreciation and amortization expense of assets under operating lease and assets sold under buy-back commitments	247		297		261
(Gain) loss from disposal of assets	0		0		0
Loss on repurchase of Notes	0		8		0
Undistributed income (loss) of unconsolidated subsidiaries	(31)		(27)		(25)
Other non-cash items	47		87		122
Changes in operating assets and liabilities:
Provisions	6		(6)		4
Deferred income taxes	38		(95)		22
Trade and financing receivables related to sales, net	(207)		(823)		(90)
Inventories, net	508		475		391
Trade payables	(8)		8		(19)
Other assets and liabilities	46		50		155
Net cash provided by operating activities	1,035		431		1,161
Investing activities:
Additions to retail receivables	(4,269)		(4,078)		(3,951)
Collections of retail receivables	4,016		4,384		4,569
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments	0		0		0
Expenditures for property, plant and equipment and intangible assets, net of assets under operating lease and sold under buy-back commitments	(8)		(4)		(2)
Expenditures for assets under operating lease and assets sold under buy-back commitments	(719)		(664)		(747)
Other	(532)		272		(642)
Net cash used in investing activities	(1,512)		(90)		(773)
Financing activities:
Proceeds from long-term debt	15,582		13,890		10,875
Payments of long-term debt	(15,237)		(14,222)		(11,685)
Net increase (decrease) in other financial liabilities	359		362		87
Dividends paid	(264)		(357)		(341)
Other	40		46		105
Net cash used in financing activities	480		(281)		(959)
Effect of foreign exchange rate changes on cash and cash equivalents	(52)		34		31
Increase (decrease) in cash and cash equivalents	(49)		94		(540)
Cash and cash equivalents, beginning of year	1,299		1,205		1,745
Cash and cash equivalents, end of year	$ 1,250		$ 1,299		$ 1,205

[1]	2017 and 2016 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606) and cash flow presentation (ASU 2016-18).
[2]	2017 and 2016 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606) and retirement benefit accounting (ASU 2017-07).